SEGMENT INFORMATION - Revenue by similar group of products or services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SEGMENT INFORMATION
Revenue	$ 328,455,588	$ 206,697,620	$ 172,350,699
Seed and integrated products
SEGMENT INFORMATION
Revenue	47,858,146	33,422,140	29,402,332
Crop protection
SEGMENT INFORMATION
Revenue	173,095,092	113,508,465	93,799,477
Crop nutrition
SEGMENT INFORMATION
Revenue	107,502,350	59,767,015	49,148,890
Seeds, royalties & licenses | Seed and integrated products
SEGMENT INFORMATION
Revenue	6,384,927	4,350,080	3,874,048
Seed Treatments Packs | Seed and integrated products
SEGMENT INFORMATION
Revenue	29,056,276	29,072,060	25,528,284
Adjuvants | Crop protection
SEGMENT INFORMATION
Revenue	51,211,406	50,443,314	44,556,460
Seed CP Products and Services | Crop protection
SEGMENT INFORMATION
Revenue	26,478,873	22,648,915	7,149,221
Other CP Products and Services | Crop protection
SEGMENT INFORMATION
Revenue	95,404,813	40,416,236	42,093,796
Hb4 Program | Seed and integrated products
SEGMENT INFORMATION
Revenue	12,416,943
Inoculants & Biofertilizers | Crop nutrition
SEGMENT INFORMATION
Revenue	23,621,552	30,465,272	16,567,886
Micro-beaded Fertilizers | Crop nutrition
SEGMENT INFORMATION
Revenue	$ 83,880,798	$ 29,301,743	$ 32,581,004